Schedule of Right-of-use Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Right Of Use Assets
Opening balance for the period	$ 36,529	$ 65,464	$ 65,464
Amortization of operating lease right-of use assets	(9,404)	$ (7,403)	(28,935)
Closing balance for the period	$ 27,125		$ 36,529